Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2016
Loans
Loans
end of	6M16	2015
Loans (CHF million)
Mortgages	89,695	88,566
Loans collateralized by securities	36,270	37,833
Consumer finance	1,091	1,092
Consumer	127,056	127,491
Real estate	23,193	23,561
Commercial and industrial loans	78,496	74,967
Financial institutions	24,915	26,375
Governments and public institutions	3,790	3,445
Corporate & institutional	130,394	128,348
Gross loans	257,450	255,839
of which held at amortized cost	236,619	235,019
of which held at fair value	20,831	20,820
Net (unearned income)/deferred expenses	(203)	(200)
Allowance for loan losses	(734)	(724)
Net loans	256,513	254,915
Gross loans by location (CHF million)
Switzerland	141,030	137,729
Foreign	116,420	118,110
Gross loans	257,450	255,839
Impaired loan portfolio (CHF million)
Non-performing loans	1,257	810
Non-interest-earning loans	185	251
Total non-performing and non-interest-earning loans	1,442	1,061
Restructured loans	257	282
Potential problem loans	351	373
Total other impaired loans	608	655
Gross impaired loans	2,050	1,716

Allowance for loan losses
Allowance for loan losses
	6M16			6M15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	113	611	724	131	466	597
Net movements recognized in statements of operations	(8)	106	98	10	31	41
Gross write-offs	(15)	(102)	(117)	(44)	(27)	(71)
Recoveries	3	29	32	3	9	12
Net write-offs	(12)	(73)	(85)	(41)	(18)	(59)
Provisions for interest	5	1	6	3	9	12
Foreign currency translation impact and other adjustments, net	(4)	(5)	(9)	(4)	(15)	(19)
Balance at end of period	94	640	734	99	473	572
of which individually evaluated for impairment	69	459	528	73	320	393
of which collectively evaluated for impairment	25	181	206	26	153	179
Gross loans held at amortized cost (CHF million)
Balance at end of period	127,034	109,585	236,619	126,357	107,712	234,069
of which individually evaluated for impairment [1]	479	1,571	2,050	468	853	1,321
of which collectively evaluated for impairment	126,555	108,014	234,569	125,889	106,859	232,748
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	6M16			6M15
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,415	1,415	231	2,348	2,579
Reclassifications from loans held-for-sale [2]	0	125	125	0	158	158
Reclassifications to loans held-for-sale [3]	1,632	664	2,296	0	373	373
Sales [3]	0	30	30	0	214	214
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
6M16 (CHF million)
Mortgages	81,361	8,135	199	89,695
Loans collateralized by securities	33,295	2,857	118	36,270
Consumer finance	740	237	92	1,069
Consumer	115,396	11,229	409	127,034
Real estate	17,801	4,679	68	22,548
Commercial and industrial loans	34,160	31,335	1,076	66,571
Financial institutions	16,977	2,474	136	19,587
Governments and public institutions	812	52	15	879
Corporate & institutional	69,750	38,540	1,295	109,585
Gross loans held at amortized cost	185,146	49,769	1,704	236,619
Value of collateral [1]	164,993	42,665	941	208,599
2015 (CHF million)
Mortgages	79,664	8,697	205	88,566
Loans collateralized by securities	36,028	1,667	138	37,833
Consumer finance	743	231	98	1,072
Consumer	116,435	10,595	441	127,471
Real estate	17,717	4,995	77	22,789
Commercial and industrial loans	31,720	30,898	802	63,420
Financial institutions	17,445	2,951	149	20,545
Governments and public institutions	691	103	0	794
Corporate & institutional	67,573	38,947	1,028	107,548
Gross loans held at amortized cost	184,008	49,542	1,469	235,019
Value of collateral [1]	166,086	41,583	957	208,626
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity, market transparency and appraisal cost.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M16 (CHF million)
Mortgages	89,304	153	21	9	208	391	89,695
Loans collateralized by securities	35,943	166	28	7	126	327	36,270
Consumer finance	742	228	9	24	66	327	1,069
Consumer	125,989	547	58	40	400	1,045	127,034
Real estate	22,401	75	6	0	66	147	22,548
Commercial and industrial loans	64,820	731	84	223	713	1,751	66,571
Financial institutions	19,323	125	13	0	126	264	19,587
Governments and public institutions	873	6	0	0	0	6	879
Corporate & institutional	107,417	937	103	223	905	2,168	109,585
Gross loans held at amortized cost	233,406	1,484	161	263	1,305	3,213	236,619
2015 (CHF million)
Mortgages	88,326	78	16	8	138	240	88,566
Loans collateralized by securities	37,476	214	7	1	135	357	37,833
Consumer finance	875	120	7	19	51	197	1,072
Consumer	126,677	412	30	28	324	794	127,471
Real estate	22,708	24	3	0	54	81	22,789
Commercial and industrial loans	62,379	498	105	68	370	1,041	63,420
Financial institutions	20,299	90	45	2	109	246	20,545
Governments and public institutions	793	1	0	0	0	1	794
Corporate & institutional	106,179	613	153	70	533	1,369	107,548
Gross loans held at amortized cost	232,856	1,025	183	98	857	2,163	235,019

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
6M16 (CHF million)
Mortgages	212	6	218	13	27	40	258	[1]
Loans collateralized by securities	122	5	127	0	0	0	127
Consumer finance	66	27	93	0	1	1	94
Consumer	400	38	438	13	28	41	479
Real estate	76	4	80	0	4	4	84
Commercial and industrial loans	698	93	791	244	276	520	1,311
Financial institutions	83	50	133	0	28	28	161
Governments and public institutions	0	0	0	0	15	15	15
Corporate & institutional	857	147	1,004	244	323	567	1,571
Gross impaired loans	1,257	185	1,442	257	351	608	2,050
2015 (CHF million)
Mortgages	173	13	186	18	25	43	229	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	77	23	100	0	1	1	101
Consumer	358	63	421	18	29	47	468
Real estate	51	19	70	0	11	11	81
Commercial and industrial loans	314	119	433	263	298	561	994
Financial institutions	87	50	137	1	35	36	173
Corporate & institutional	452	188	640	264	344	608	1,248
Gross impaired loans	810	251	1,061	282	373	655	1,716
1
As of 6M16 and 2015, CHF 58 million and CHF 57 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan detail
end of	6M16			2015
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	157	145	15	163	153	19
Loans collateralized by securities	124	116	8	117	112	14
Consumer finance	87	80	46	94	88	51
Consumer	368	341	69	374	353	84
Real estate	60	55	7	57	52	7
Commercial and industrial loans	918	901	386	760	745	365
Financial institutions	161	154	66	171	166	83
Corporate & institutional	1,139	1,110	459	988	963	455
Gross impaired loans with a specific allowance	1,507	1,451	528	1,362	1,316	539
Mortgages	101	101	–	66	65	–
Loans collateralized by securities	3	3	–	21	22	–
Consumer finance	7	7	–	7	7	–
Consumer	111	111	–	94	94	–
Real estate	24	24	–	24	24	–
Commercial and industrial loans	393	393	–	234	234	–
Financial institutions	0	0	–	2	2	–
Governments and public institutions	15	15	–	0	0	–
Corporate & institutional	432	432	–	260	260	–
Gross impaired loans without specific allowance	543	543	–	354	354	–
Gross impaired loans	2,050	1,994	528	1,716	1,670	539
of which consumer	479	452	69	468	447	84
of which corporate & institutional	1,571	1,542	459	1,248	1,223	455
Gross impaired loan detail (continued)
in	6M16			6M15
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	150	1	1	143	1	1
Loans collateralized by securities	118	0	0	49	0	0
Consumer finance	85	0	0	86	1	1
Consumer	353	1	1	278	2	2
Real estate	51	0	0	63	0	0
Commercial and industrial loans	925	4	1	509	3	2
Financial institutions	167	1	0	141	1	1
Governments and public institutions	2	0	0	0	0	0
Corporate & institutional	1,145	5	1	713	4	3
Gross impaired loans with a specific allowance	1,498	6	2	991	6	5
Mortgages	82	1	0	52	1	0
Loans collateralized by securities	21	0	0	32	1	0
Consumer finance	15	0	0	7	0	0
Consumer	118	1	0	91	2	0
Real estate	37	0	0	5	0	0
Commercial and industrial loans	263	3	0	23	0	0
Financial institutions	2	0	0	1	0	0
Governments and public institutions	4	0	0	0	0	0
Corporate & institutional	306	3	0	29	0	0
Gross impaired loans without specific allowance	424	4	0	120	2	0
Gross impaired loans	1,922	10	2	1,111	8	5
of which consumer	471	2	1	369	4	2
of which corporate & institutional	1,451	8	1	742	4	3

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	6M16			6M15
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	8	59	59	4	92	99
Total	8	59	59	4	92	99